U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

July 3, 2006

Via Edgar Transmission

U.S. Securities and Exchange Commission
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, D.C. 20549-1004

Re:	Marketocracy Funds (the “Trust”)
File Nos.: 333-82833, 811-09445

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the AGA Total Return Realty Plus Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 1, 2006 and filed electronically as Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

U.S. BANCORP FUND SERVICES, LLC

/s/ Rachel A. Spearo

Rachel A. Spearo
for U.S. Bancorp Fund Services, LLC